Segment and Geographic Area Information (Schedule of Revenue, Total Assets And Long-Lived Assets by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Consolidated revenue	$ 516,180	$ 554,044	$ 590,406	$ 562,679	$ 505,556	$ 557,396	$ 578,523	$ 508,083	$ 2,223,309	[1]	$ 2,149,558	[1]	$ 1,797,392	[1]
Total assets	1,257,510				1,191,662				1,257,510		1,191,662		1,062,741
Long-lived assets	358,371				352,966				358,371		352,966		333,976
United States
Segment Reporting Information [Line Items]
Consolidated revenue									811,185		767,715		650,781
Total assets	653,069				642,976				653,069		642,976		586,713
Long-lived assets	255,150				256,998				255,150		256,998		255,785
Europe, Middle East, Africa, India [Member]
Segment Reporting Information [Line Items]
Consolidated revenue									692,132		727,632		632,767
Asia Pacific [Member]
Segment Reporting Information [Line Items]
Consolidated revenue									440,589		405,534		329,374
Other foreign [Member]
Segment Reporting Information [Line Items]
Consolidated revenue									279,403		248,677		184,470
Foreign [Member]
Segment Reporting Information [Line Items]
Total assets	604,441				548,686				604,441		548,686		476,028
Long-lived assets	$ 103,221				$ 95,968				$ 103,221		$ 95,968		$ 78,191

[1]	Net sales to one customer of our petroleum additives segment exceeded 10% of consolidated revenue in 2012, 2011, and 2010. Sales to Shell amounted to $252 million (11% of consolidated revenue) in 2012, $246 million (11% of consolidated revenue) in 2011, and $217 million (12% of consolidated revenue) in 2010. These sales represent a wide range of products sold to this customer in multiple regions of the world.